Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The gross assets securitised, or for the covered bond programme assigned, at 30 June 2024 and 31 December 2023 were:

	30 June 2024	31 December 2023
	£m	£m
Mortgage-backed master trust structures:
–Holmes	4,669	3,242
–Fosse	2,724	2,048
	7,393	5,290
Other asset-backed securitisation structures:
–Repton	766	757
	766	757
Total securitisation programmes	8,159	6,047
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	25,030	21,880
Total securitisation and covered bond programmes	33,189	27,927

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme	The following table sets out the internal and external issuances and redemptions in H124 and H123 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H124	H123	H124	H123	H124	H123	H124	H123
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	106	118	750	750	—	30	—	142
–Fosse	760	—	—	—	—	—	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	—	—	7
–Repton	—	—	—	550	—	—	—	—
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	—	1,100	4,099	1,500	41	5	1,962	1,017
	866	1,218	4,849	2,800	41	35	1,962	1,166